Wealthfront Risk Parity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2023

Principal Amount		SHORT-TERM INVESTMENTS - 97.8%					Fair Value
		U.S. TREASURY SECURITIES - 88.7%		Yield Rate (%)	Maturity
$ 167,500,000		U.S. Treasury Bill		3.55	8/3/2023		$ 167,451,100
105,500,000		U.S. Treasury Bill		4.80	8/10/2023		105,361,399
75,000,000		U.S. Treasury Bill*		5.02	8/17/2023		74,825,161
15,000,000		U.S. Treasury Bill*		5.12	8/24/2023		14,949,632
132,000,000		U.S. Treasury Bill*		5.18	8/31/2023		131,422,225
70,000,000		U.S. Treasury Bill*		5.22	9/7/2023		69,621,572
1,000,000		U.S. Treasury Bill		5.26	9/21/2023		992,558
137,500,000		U.S. Treasury Bill*		5.30	9/28/2023		136,331,220
76,000,000		U.S. Treasury Bill*		5.30	10/5/2023		75,278,177
135,000,000		U.S. Treasury Bill		5.33	10/12/2023		133,576,874
175,000,000		U.S. Treasury Bill*		5.33	10/19/2023		172,980,495
45,000,000		U.S. Treasury Bill		5.34	10/26/2023		44,434,622
		TOTAL U.S. TREASURY SECURITIES (Cost - $1,127,340,241)					1,127,225,035

Shares
		MONEY MARKET FUND - 9.1%
115,816,980		First American Treasury Obligations Fund - Institutional Shares, 5.16% + (Cost - $115,816,980)					115,816,980

		TOTAL INVESTMENTS - 97.8% (Cost - $1,243,157,221)					$ 1,243,042,015
		OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 2.2%					28,465,518
		NET ASSETS - 100.0%					$ 1,271,507,533

+ Money market fund; interest rate reflects seven-day effective yield on July 31, 2023.
* All or a portion of this security is segregated as collateral for swap contracts.

TOTAL RETURN SWAPS
Notional Amount at July 31, 2023	Number of Shares	Description#	Index	Average Financing Spread	Termination Date	Counterparty	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)^
$ 7,457,885	77,254	iShares Core U.S. Aggregate Bond ETF	OBFR	29 bps	12/15/2023	JPM	$ -	$ (36,463)
9,951,927	99,260	iShares Core U.S. Aggregate Bond ETF	OBFR	29 bps	2/29/2024	JPM	-	(368,434)
18,624,101	189,723	iShares Core U.S. Aggregate Bond ETF	OBFR	29 bps	3/18/2024	JPM	-	(302,299)
12,639,293	125,779	iShares Core U.S. Aggregate Bond ETF	OBFR	29 bps	5/13/2024	JPM	-	(467,497)
30,113,314	303,197	iShares Core U.S. Aggregate Bond ETF	OBFR	29 bps	5/24/2024	JPM	-	(710,379)
15,525,308	155,318	iShares Core U.S. Aggregate Bond ETF	OBFR	29 bps	6/17/2024	JPM	-	(453,126)
22,707,811	231,842	iShares Core U.S. Aggregate Bond ETF	OBFR	29 bps	6/26/2024	JPM	-	(170,261)
253,833,104	2,598,619	iShares Core U.S. Aggregate Bond ETF	OBFR	29 bps	7/9/2024	JPM	-	(1,351,138)
60,735,207	619,692	iShares Core U.S. Aggregate Bond ETF	OBFR	29 bps	7/15/2024	JPM	-	(453,687)
8,941,216	92,605	iShares Core U.S. Aggregate Bond ETF	OBFR	32 bps	8/12/2024	JPM	-	76,327
20,381,009	208,257	iShares Core U.S. Aggregate Bond ETF	OBFR	32 bps	8/26/2024	JPM	-	(38,465)
14,218,104	165,542	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	39 bps	3/18/2024	JPM	-	254,751
19,695,179	232,465	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	39 bps	4/17/2024	JPM	-	616,879
20,952,496	243,201	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	39 bps	5/13/2024	JPM	-	223,642
47,805,276	562,917	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	39 bps	5/24/2024	JPM	-	1,433,617
7,456,500	87,569	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	39 bps	6/10/2024	JPM	-	188,550
108,986,670	1,293,833	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	39 bps	6/26/2024	JPM	-	4,256,584
62,954,286	742,473	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	39 bps	7/9/2024	JPM	-	1,898,754
3,863,812	44,318	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	30 bps	8/26/2024	JPM	-	21,991
83,061,176	713,952	iShares TIPS Bond ETF	OBFR	34 bps	9/8/2023	JPM	-	(7,515,199)
6,802,774	63,515	iShares TIPS Bond ETF	OBFR	34 bps	12/15/2023	JPM	-	(108,554)
28,965,551	264,593	iShares TIPS Bond ETF	OBFR	34 bps	2/29/2024	JPM	-	(949,632)
27,773,295	258,469	iShares TIPS Bond ETF	OBFR	34 bps	3/18/2024	JPM	-	(318,012)
20,854,963	187,603	iShares TIPS Bond ETF	OBFR	34 bps	5/13/2024	JPM	-	(831,161)
29,623,628	269,884	iShares TIPS Bond ETF	OBFR	34 bps	5/24/2024	JPM	-	(753,978)
49,310,372	448,887	iShares TIPS Bond ETF	OBFR	34 bps	6/17/2024	JPM	-	(1,402,263)
67,553,927	620,216	iShares TIPS Bond ETF	OBFR	34 bps	6/20/2024	JPM	-	(1,285,896)
19,789,620	182,292	iShares TIPS Bond ETF	OBFR	34 bps	6/24/2024	JPM	-	(311,641)
7,342,462	67,899	iShares TIPS Bond ETF	OBFR	34 bps	6/26/2024	JPM	-	(79,587)
27,039,523	251,486	iShares TIPS Bond ETF	OBFR	34 bps	7/15/2024	JPM	-	(143,044)
58,561,657	549,978	iShares TIPS Bond ETF	OBFR	34 bps	8/7/2024	JPM	-	189,174
30,118,141	284,146	iShares TIPS Bond ETF	OBFR	16 bps	8/12/2024	JPM	-	239,059
35,123,879	326,210	iShares TIPS Bond ETF	OBFR	16 bps	8/26/2024	JPM	-	(167,215)
2,544,341	6,142	SPDR S&P 500 ETF Trust	OBFR	44 bps	9/8/2023	JPM	-	198,042
11,837,101	29,860	SPDR S&P 500 ETF Trust	OBFR	44 bps	10/6/2023	JPM	-	1,534,606
10,493,624	28,919	SPDR S&P 500 ETF Trust	OBFR	44 bps	11/3/2023	JPM	-	2,434,964
9,088,788	22,933	SPDR S&P 500 ETF Trust	OBFR	44 bps	1/12/2024	JPM	-	1,228,686
22,787,765	56,366	SPDR S&P 500 ETF Trust	OBFR	44 bps	2/29/2024	JPM	-	2,595,532
2,413,986	5,830	SPDR S&P 500 ETF Trust	OBFR	44 bps	3/18/2024	JPM	-	217,767
14,693,956	37,863	SPDR S&P 500 ETF Trust	OBFR	44 bps	4/17/2024	JPM	-	2,458,219
409,681	1,001	SPDR S&P 500 ETF Trust	OBFR	44 bps	5/13/2024	JPM	-	43,482
7,236,532	17,566	SPDR S&P 500 ETF Trust	OBFR	44 bps	5/24/2024	JPM	-	729,113
15,504,969	37,631	SPDR S&P 500 ETF Trust	OBFR	44 bps	6/17/2024	JPM	-	1,606,114
6,811,890	16,567	SPDR S&P 500 ETF Trust	OBFR	44 bps	6/26/2024	JPM	-	735,339
14,805,551	34,710	SPDR S&P 500 ETF Trust	OBFR	44 bps	7/9/2024	JPM	-	1,022,738

Wealthfront Risk Parity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2023

TOTAL RETURN SWAPS (Continued)
Notional Amount at July 31, 2023	Number of Shares	Description#	Index	Average Financing Spread	Termination Date	Counterparty	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)^
$ 13,404,499	30,894	SPDR S&P 500 ETF Trust	OBFR	44 bps	7/15/2024	JPM	$ -	$ 693,005
46,009,484	103,674	SPDR S&P 500 ETF Trust	OBFR	44 bps	8/6/2024	JPM	-	1,275,386
11,279,568	25,715	SPDR S&P 500 ETF Trust	OBFR	19 bps	8/12/2024	JPM	-	457,892
83,625	189	SPDR S&P 500 ETF Trust	OBFR	44 bps	8/13/2024	JPM	-	2,718
34,780,731	76,605	SPDR S&P 500 ETF Trust	OBFR	19 bps	8/26/2024	JPM	-	288,272
6,806,452	159,056	Vanguard FTSE Developed Markets Index ETF	OBFR	49 bps	9/8/2023	JPM	-	661,453
2,113,859	57,839	Vanguard FTSE Developed Markets Index ETF	OBFR	49 bps	11/3/2023	JPM	-	619,419
5,448,424	126,704	Vanguard FTSE Developed Markets Index ETF	OBFR	49 bps	1/12/2024	JPM	-	538,581
59,049,782	1,290,810	Vanguard FTSE Developed Markets Index ETF	OBFR	49 bps	2/29/2024	JPM	-	1,647,513
41,001,488	905,240	Vanguard FTSE Developed Markets Index ETF	OBFR	49 bps	3/18/2024	JPM	-	1,668,660
1,644,528	36,964	Vanguard FTSE Developed Markets Index ETF	OBFR	49 bps	4/1/2024	JPM	-	102,539
3,048,579	67,656	Vanguard FTSE Developed Markets Index ETF	OBFR	49 bps	4/8/2024	JPM	-	151,167
5,685,012	126,446	Vanguard FTSE Developed Markets Index ETF	OBFR	49 bps	5/3/2024	JPM	-	291,630
5,766,673	127,666	Vanguard FTSE Developed Markets Index ETF	OBFR	49 bps	5/6/2024	JPM	-	267,105
5,047,871	111,728	Vanguard FTSE Developed Markets Index ETF	OBFR	49 bps	5/10/2024	JPM	-	237,679
5,345,445	115,684	Vanguard FTSE Developed Markets Index ETF	OBFR	49 bps	5/24/2024	JPM	-	135,912
6,852,868	149,528	Vanguard FTSE Developed Markets Index ETF	OBFR	49 bps	6/4/2024	JPM	-	246,569
29,375,677	636,889	Vanguard FTSE Developed Markets Index ETF	OBFR	49 bps	6/17/2024	JPM	-	891,572
1,187,874	25,706	Vanguard FTSE Developed Markets Index ETF	OBFR	49 bps	6/20/2024	JPM	-	38,313
2,611,238	57,836	Vanguard FTSE Developed Markets Index ETF	OBFR	49 bps	6/26/2024	JPM	-	143,478
3,069,051	66,733	Vanguard FTSE Developed Markets Index ETF	OBFR	49 bps	7/8/2024	JPM	-	115,339
743,186	15,729	Vanguard FTSE Developed Markets Index ETF	OBFR	49 bps	8/26/2024	JPM	-	5,986
43,212,295	1,043,304	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	44 bps	9/8/2023	JPM	-	1,308,802
15,191,248	419,416	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	44 bps	11/24/2023	JPM	-	2,617,229
16,469,577	406,830	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	44 bps	1/12/2024	JPM	-	880,138
4,141,564	104,956	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	44 bps	2/5/2024	JPM	-	297,209
18,868,161	458,990	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	44 bps	3/18/2024	JPM	-	576,058
24,855,824	646,871	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	44 bps	4/17/2024	JPM	-	2,681,792
37,759,642	931,541	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	44 bps	5/13/2024	JPM	-	1,942,853
758,417	19,309	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	44 bps	6/26/2024	JPM	-	70,365
18,642,661	469,352	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	44 bps	7/5/2024	JPM	-	1,520,336
2,447,746	58,421	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	44 bps	8/26/2024	JPM	-	68,446
3,447,629	36,960	Vanguard Real Estate Index ETF	OBFR	29 bps	8/22/2023	JPM	-	(300,054)
4,948,685	51,031	Vanguard Real Estate Index ETF	OBFR	29 bps	9/8/2023	JPM	-	(599,917)
10,554,459	130,835	Vanguard Real Estate Index ETF	OBFR	29 bps	12/4/2023	JPM	-	574,699
26,360,882	306,441	Vanguard Real Estate Index ETF	OBFR	29 bps	1/12/2024	JPM	-	(188,141)
13,865,464	155,448	Vanguard Real Estate Index ETF	OBFR	29 bps	2/29/2024	JPM	-	(692,717)
6,673,951	73,894	Vanguard Real Estate Index ETF	OBFR	29 bps	3/18/2024	JPM	-	(397,069)
5,768,303	70,033	Vanguard Real Estate Index ETF	OBFR	29 bps	4/17/2024	JPM	-	208,436
6,074,327	73,817	Vanguard Real Estate Index ETF	OBFR	29 bps	5/13/2024	JPM	-	188,662
10,851,606	132,091	Vanguard Real Estate Index ETF	OBFR	29 bps	5/24/2024	JPM	-	377,299
9,250,392	112,823	Vanguard Real Estate Index ETF	OBFR	29 bps	6/17/2024	JPM	-	368,453
5,085,523	64,757	Vanguard Real Estate Index ETF	OBFR	29 bps	6/26/2024	JPM	-	445,410
16,070,430	194,393	Vanguard Real Estate Index ETF	OBFR	29 bps	7/15/2024	JPM	-	576,795
34,917,541	413,813	Vanguard Real Estate Index ETF	OBFR	29 bps	8/6/2024	JPM	-	234,185
14,242,720	169,878	Vanguard Real Estate Index ETF	OBFR	24 bps	8/12/2024	JPM	-	196,824
65,203,827	750,698	Vanguard Real Estate Index ETF	OBFR	24 bps	8/26/2024	JPM	-	(1,199,315)
							$ -	$ 28,222,965
# Each total return swap accesses a single exchange-traded fund as referenced below and settles to cash upon termination of the swap.
^ Includes accrued dividend and interest income, and swap fees.
ETF - Exchange-Traded Fund
JPM - JP Morgan
OBFR - Overnight Bank Funding Rate